Term Deposits (Tables)	12 Months Ended
Mar. 31, 2018
Term Deposit [Abstract]
Schedule of Term Deposits
	As at March 31
Particulars	2017	2018
Term deposits	95,673	202,335
Total	95,673	202,335
Non-current	20,162	165
Current	75,511	202,170
Total	95,673	202,335